Schedule of Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	$ 30,367	$ 30,006	$ 28,797
Less: accumulated depreciation	2,557	1,556	4
Plant and equipment, Net	27,810	28,450	28,793
Modular Direct Lithium Extraction Plant [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	29,449	29,429	28,591
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	881	544	183
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	$ 37	$ 33	$ 23